Non-Controlling Interest in Versus LLC (Details) - Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary [Abstract]
Non-controlling interest percentage	18.10%	33.20%
Assets
Current	$ 1,855,473	$ 5,430,942
Non-current	2,811,260	2,120,081
Total Assets	4,666,733	7,551,024
Liabilities
Current	642,901	1,191,048
Non-current	36,149,724	33,676,348
Total Liabilities	36,792,624	34,867,396
Net liabilities	(32,125,891)	(27,316,372)
Non-controlling interest	(5,504,169)	(6,333,340)
Net loss	(5,256,557)	(14,123,971)
Net loss attributed to non-controlling interest	$ (1,258,926)	$ (1,461,606)